Summary of Option Valuation Assumptions (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility		26.94%
Expected volatility, minimum	33.40%
Expected volatility, maximum	38.50%
Weighted-average volatility	35.90%	26.94%
Expected dividends	0.00%	0.00%
Expected term (in years)	5 years	5 years
Risk-free rate, minimum	0.91%	1.41%
Risk-free rate, maximum	1.49%	1.55%